Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations

	Note	December 31, 2021	December 31, 2020
			Note 22
Directors' deferred stock unit plan	19(c)	$17,515	$10,761
Deferred gain on sale-leaseback	15(a)	2,954	4,748
Obligation related to acquisition earn-out liability	12	3,098	—
Other		2,833	3,341
		$26,400	$18,850

Schedule of deferred gain on sale-leaseback

	December 31, 2021	December 31, 2020
		Note 22
Balance, beginning of year	$4,748	$6,593
Amortization of deferred gain on sale-leaseback	(1,794)	(1,845)
Balance, end of year	$2,954	$4,748